Additional paid-in capital (Details 2) - Options Held [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Product development expense	$ 268,999	$ 585,238	$ 1,060,636
Professional expense	378,122	245,753	403,880
Selling, general and administrative expenses	332,022	879,509	1,402,533
Total	$ 979,143	$ 1,710,500	$ 2,867,049